Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2018	Mar. 31, 2017
Offsetting [Abstract]
Derivative assets, Gross amounts of recognized assets/liabilities		¥ 12,585,000	¥ 18,835,000
Derivative assets, Gross amounts offset in the consolidated balance sheet
Derivative assets, Net amounts presented in the consolidated balance sheet	[1],[2],[3]	12,585,000	18,835,000
Derivative assets, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(9,664,000)	(15,053,000)
Derivative assets, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		(832,000)	(726,000)
Derivative assets, Net amounts		2,089,000	3,056,000
Receivables under resale agreements, Gross amounts of recognized assets/liabilities		8,825,000	11,044,000
Receivables under resale agreements, Gross amounts offset in the consolidated balance sheet		(3,099,000)	(2,856,000)
Receivables under resale agreements, Net amounts presented in the consolidated balance sheet		5,725,921	8,188,146
Receivables under resale agreements, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(5,171,000)	(7,461,000)
Receivables under resale agreements, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		(17,000)	(11,000)
Receivables under resale agreements, Net amounts		538,000	716,000
Receivables under securities borrowing transactions, Gross amounts of recognized assets/liabilities		9,305,000	11,003,000
Receivables under securities borrowing transactions, Gross amounts offset in the consolidated balance sheet		(36,000)
Receivables under securities borrowing transactions, Net amounts presented in the consolidated balance sheet		9,268,756	11,002,724
Receivables under securities borrowing transactions, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(9,208,000)	(10,880,000)
Receivables under securities borrowing transactions, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		(1,000)	(9,000)
Receivables under securities borrowing transactions, Net amounts		60,000	114,000
Financial assets, Gross amounts of recognized assets/liabilities, Total		30,715,000	40,882,000
Financial assets, Gross amounts offset in the consolidated balance sheet, Total		(3,135,000)	(2,856,000)
Financial assets, Net amounts presented in the consolidated balance sheet, Total		27,580,000	38,026,000
Financial assets, Gross amounts not offset in the consolidated balance sheet, Financial instruments, Total		(24,043,000)	(33,394,000)
Financial assets, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged, Total		(850,000)	(746,000)
Financial assets, Net amounts, Total		2,687,000	3,886,000
Derivative liabilities, Gross amounts of recognized assets/liabilities		11,877,000	18,562,000
Derivative liabilities, Gross amounts offset in the consolidated balance sheet
Derivative liabilities, Net amounts presented in the consolidated balance sheet	[1],[2],[3]	11,877,000	18,562,000
Derivative liabilities, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(9,631,000)	(15,063,000)
Derivative liabilities, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		(1,126,000)	(1,229,000)
Derivative liabilities, Net amounts		1,120,000	2,270,000
Payables under repurchase agreements, Gross amounts of recognized assets/liabilities		21,169,000	20,549,000
Payables under repurchase agreements, Gross amounts offset in the consolidated balance sheet		(3,034,000)	(2,856,000)
Payables under repurchase agreements, Net amounts presented in the consolidated balance sheet		18,135,000	17,693,000
Payables under repurchase agreements, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(17,890,000)	(17,489,000)
Payables under repurchase agreements, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		(31,000)	(11,000)
Payables under repurchase agreements, Net amounts		214,000	193,000
Payables under securities lending transactions, Gross amounts of recognized assets/liabilities		8,206,000	5,549,000
Payables under securities lending transactions, Gross amounts offset in the consolidated balance sheet		(36,000)
Payables under securities lending transactions, Net amounts presented in the consolidated balance sheet		8,170,218	5,549,004
Payables under securities lending transactions, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(8,139,000)	(5,526,000)
Payables under securities lending transactions, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		(12,000)	(8,000)
Payables under securities lending transactions, Net amounts		19,000	15,000
Obligations to return securities received as collateral, Gross amounts of recognized assets/liabilities		3,177,000	3,516,000
Obligations to return securities received as collateral, Gross amounts offset in the consolidated balance sheet
Obligations to return securities received as collateral, Net amounts presented in the consolidated balance sheet		3,176,962	3,516,232
Obligations to return securities received as collateral, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(1,072,000)	(492,000)
Obligations to return securities received as collateral, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged
Obligations to return securities received as collateral, Net amounts		2,105,000	3,024,000
Financial liabilities, Gross amounts of recognized assets/liabilities, Total		44,429,000	48,176,000
Financial liabilities, Gross amounts offset in the consolidated balance sheet, Total		(3,070,000)	(2,856,000)
Financial liabilities, Net amounts presented in the consolidated balance sheet, Total		41,359,000	45,320,000
Financial liabilities, Gross amounts not offset in the consolidated balance sheet, Financial instruments, Total		(36,732,000)	(38,570,000)
Financial liabilities, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged, Total		(1,169,000)	(1,248,000)
Financial liabilities, Net amounts, Total		¥ 3,458,000	¥ 5,502,000

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.